Note Payable (Details Narrative) - USD ($)	Jan. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Note Payable Details Narrative
Notes payable			$ 4,000
Accrued Interest	$ 10,993	$ 9,446